Stock Based Compensation Plans: (Details 2)	9 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.82 | shares	2,532,500
Outstanding Options Weighted Average Exercise Price: $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 | $	$ 2,481,850
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82	95 days
Exercisable Options Number: $1.82 | shares	2,532,500
Exercisable Options Weighted Average Exercise Price: $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 | $	$ 2,481,850
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82	95 days
Outstanding Options Number: $1.92 | shares	920,000
Outstanding Options Weighted Average Exercise Price: $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 809,600
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	5 years 252 days
Exercisable Options Number: $1.92 | shares	920,000
Exercisable Options Weighted Average Exercise Price: $1.92	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 809,600
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	5 years 252 days
Outstanding Options Number: $2.89 | shares	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89	1 year 120 days
Exercisable Options Number: $2.89 | shares	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89	1 year 120 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	2 years 256 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	2 years 256 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	4 years 168 days
Exercisable Options Number: $3.89 | shares	50,000
Exercisable Options Weighted Average Exercise Price: $3.89	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	4 years 168 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 274 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 274 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 299 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 299 days
Outstanding Options Number: $1.82 - $4.02 | shares	5,948,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.40
Outstanding Options Aggregate Intrinsic Value: $1.82 - $4.02 | $	$ 3,291,450
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 128 days
Exercisable Options Number: $1.82 - $4.02 | shares	5,898,000
Exercisable Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.39
Exercisable Options Aggregate Intrinsic Value: $1.82 - $4.02 | $	$ 3,291,450
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 124 days